Shareholders’ Equity	6 Months Ended
Oct. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 16 – Shareholders’ equity

Ordinary shares

The Company is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018.

As of April 30, 2025 and October 31, 2025, the number of outstanding shares is 15,076,900 and 15,252,852, respectively.

On August 27, 2025, the Company entered into an investment agreement with a non-U.S. investor, pursuant to which the Company agreed to issue and sell in a private placement offering an aggregate of 175,952 ordinary shares, at a purchase price per share of JPY84 (USD 0.55), for gross proceeds of JPY14,779,968 (USD 95,943). The private placement closed on September 16, 2025. The transaction increased both ordinary shares and additional paid-in capital by JPY7,389,984.

Warrants

On October 15, 2025, the Company completed a private placement offering whereby the Company sold and issued to several investors in an initial closing (i) pre-funded warrants of the Company to purchase up to an aggregate of 12,019,235 ordinary shares, at an exercise price of $0.0001 per ordinary share, with each ordinary share representing one-fifth American Depositary Shares of the Company (“ADSs”), and (ii) warrants of the Company to purchase up to an aggregate of 12,019,235 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.544 per ordinary share, for a total purchase price of $5,000,001.76.

The pre-funded warrants were immediately exercisable on the date of issuance and will expire when exercised in full and the ordinary warrants were immediately exercisable and expire on October 9, 2030. Each investor’s ability to exercise the warrants is subject to certain 4.99% and 9.99% beneficial ownership limitation provisions.

The Company engaged Alexander Capital L.P. as the Company’s placement agent for the offering and issued to Alexander an ordinary warrant to purchase up to 480,770 ordinary shares, with each ordinary share representing one-fifth ADSs, at an exercise price of $0.416 per ordinary share, which are immediately exercisable and expire five years from issuance.

Net cash proceeds of JPY653,075,244 (USD 4.24 million) from the issuance of pre-funded warrants after deducting placement agent fees and other expenses of the offering, was credited to the additional paid-in capital account on the balance sheet.

The issuance price, exercise price, and the number of underlying shares for each issuance of warrants is as follows:

	Issuance price	Exercise price	Number of underlying shares
	USD	USD
Pre-funded warrants issued to several investors	0.416	0.0001	12,019,235
Ordinary warrants issued to several investors	-	0.544	12,019,235
Ordinary warrants issued to Alexander Capital L.P.	-	0.416	480,770